2. Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Available for sale Securities
Amortized Cost - Available for sale Securities	$ 33,852,595	$ 26,539,180
Gross Unrealized Gains - Available for sale Securities	53,697	27,569
Gross Unrealized Losses - Available for sale Securities	191,241	96,349
Fair Value - Available for sale Securities	33,715,051	26,470,400
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	49,886,631	43,354,419
Gross Unrealized Gains - Held-to-Maturity	1,148,369	788,581
Gross Unrealized Losses - Held-to-Maturity	0	0
Fair Value - Held-to-Maturity	51,035,000	44,143,000
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities	17,365,805	12,832,059
Gross Unrealized Gains - Available for sale Securities	24,854	22,523
Gross Unrealized Losses - Available for sale Securities	73,331	22,139
Fair Value - Available for sale Securities	17,317,328	12,832,443
Agency mortgage-backed securities (Agency MBS)
Available for sale Securities
Amortized Cost - Available for sale Securities	13,265,790	10,734,121
Gross Unrealized Gains - Available for sale Securities	3,896	0
Gross Unrealized Losses - Available for sale Securities	115,458	69,637
Fair Value - Available for sale Securities	13,154,228	10,664,484
Other investments
Available for sale Securities
Amortized Cost - Available for sale Securities	3,221,000	2,973,000
Gross Unrealized Gains - Available for sale Securities	24,947	5,046
Gross Unrealized Losses - Available for sale Securities	2,452	4,573
Fair Value - Available for sale Securities	3,243,495	2,973,473
US States and Political Subdivisions Debt Securities [Member]
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	49,886,631	43,354,419
Gross Unrealized Gains - Held-to-Maturity	1,148,369	788,581
Gross Unrealized Losses - Held-to-Maturity	0	0
Fair Value - Held-to-Maturity	$ 51,035,000	$ 44,143,000